Fees Summary	May 13, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	966.70
Total Transaction Valuation	7,000,000.00
Total Offset Amount	0.00
Net Fee	$ 966.70
Offering Table N/A
Offset Table N/A	N/A